Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Business and Basis of Presentation

1. Business and Basis of Presentation

Overview

Galena Biopharma, Inc. (“we,” “us,” “our,” “Galena” or the “Company”) is a biopharmaceutical company developing hematology and oncology therapeutics that address unmet medical needs. The Company’s pipeline consists of multiple mid- to late-stage clinical assets, including our hematology asset, GALE-401, and our novel cancer immunotherapy programs including NeuVax™ (nelipepimut-S), GALE-301 and GALE-302. GALE-401 is a controlled release version of the approved drug anagrelide for the treatment of elevated platelets in patients with myeloproliferative neoplasms, and we have completed the majority of work for initiation of a Phase 3 trial into a pivotal trial in patients with essential thrombocythemia (ET). NeuVax is currently in multiple investigator-sponsored Phase 2 clinical trials in breast cancer. GALE-301 and GALE-302 have completed early stage trials in ovarian, endometrial and breast cancers.

On January 31, 2017, the Company announced that its Board of Directors had initiated a process to explore and review a range of strategic alternatives. As a result of this process, on August 7, 2017, the Company, SELLAS Life Sciences Group Ltd, a Bermuda exempted company (“SELLAS”), Sellas Intermediate Holdings I, Inc., a Delaware corporation and a wholly-owned subsidiary of Galena (“Holdings I”), Sellas Intermediate Holdings II, Inc., a Delaware corporation and a wholly-owned subsidiary of Holdings I (“Holdings II”) and Galena Bermuda Merger Sub, LTD., a Bermuda corporation and a wholly owned subsidiary of the Company (“Merger Sub”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into SELLAS, and the separate existence of Merger Sub shall cease and SELLAS will continue its corporate existence as the surviving Company of the merger (“Proposed Merger”). As a result of the Proposed Merger, SELLAS will become a wholly owned indirect subsidiary of Galena. See further in this Note and in Note 11 below for more information regarding the Proposed Merger.

If the Proposed Merger is completed, under the terms of the Merger Agreement, at the effective time of the Proposed Merger (the “Effective Time”), (a) each outstanding share of SELLAS (excluding shares held by Galena, Merger Sub or SELLAS and dissenting shares) will be converted into the right to receive shares of Galena Common Stock based on an exchange ratio specified in the Merger Agreement and (b) each outstanding SELLAS stock option and restricted stock unit award will be assumed by Galena. No fractional shares will be issued in connection with the Proposed Merger and Galena will pay cash in lieu of any such fractional shares. Immediately following the Effective Time, (a) Galena stockholders immediately prior to the Effective Time are expected to own approximately 32.5% of the aggregate number of shares of Galena Common Stock, and (b) SELLAS shareholders immediately prior to the Effective Time are expected to own approximately 67.5% of the aggregate number of shares of Galena Common Stock, each calculated on a fully-diluted basis for the combined company, except for the exclusion of 2,556,851 out-of-the money Galena warrants. Though the allocation percentage between SELLAS and Galena will remain the same, both SELLAS and Galena are subject to dilution from (i) any shares of Galena Common Stock issued in connection with a potential third party financing that SELLAS has consented to, and (ii) Galena Common Stock underlying certain Galena warrants (other than the warrants outstanding as of immediately prior to the Effective Time that were issued by Galena under the Warrant Agreement dated February 13, 2017). Upon closing of the Proposed Merger, the name of the combined company will become SELLAS Life Sciences Group, Inc. and shares of the combined company are expected to continue trading on the NASDAQ Capital Market under a new the ticker symbol, SLS.

If the Proposed Merger is completed, our three, Phase 2, investigator-sponsored clinical trials with NeuVax in breast cancer will remain ongoing. Our other development programs, GALE-401 and GALE-301/GALE-302 will be evaluated for potential internal development or strategic partnership by SELLAS.

Basis of Presentation and Significant Accounting Policies

The accompanying consolidated financial statements included herein have been prepared by Galena pursuant to the generally accepted accounting principles (GAAP). Unless the context otherwise indicates, references in these notes to the “Company,” “we,” “us” or “our” refer (i) to Galena, our wholly owned subsidiary, Apthera, Inc., or “Apthera,” and our wholly owned subsidiary, Mills Pharmaceuticals, Inc. or “Mills.”

These condensed consolidated financial statements and accompanying notes should be read in conjunction with the Company’s annual consolidated financial statements and the notes hereto included in its Annual Report on Form 10-K for the year ended December 31, 2016, which was filed on March 15, 2017. The accompanying condensed financial statements at June 30, 2017 and for the three and six months ended June 30, 2017 and 2016, respectively, are unaudited, but include all adjustments, consisting of normal recurring entries, that management believes to be necessary for a fair presentation of the periods presented. Interim results are not necessarily indicative of results for a full year. Balance sheet amounts as of December 31, 2016 have been derived from the audited financial statements as of that date.

On October 31, 2016, we announced a reverse stock split of our shares of common stock at a ratio of 1-for-20 as approved by the Board of Directors on October 26, 2016. The reverse stock split was authorized by the Company’s stockholders at the Special Meeting of Stockholders held on October 21, 2016. The reverse stock split became effective on November 11, 2016 and the Company’s common stock commenced trading on a split-adjusted basis on Wednesday, November 14, 2016. Unless otherwise stated, all shares and price per share numbers set forth in the condensed consolidated financial statements for periods prior to November 11, 2016 are presented after giving effect to the reverse stock split.

Liquidity & Management’s plan — At June 30, 2017, the Company’s capital resources consisted of cash and cash equivalents of $18.1 million. On January 31, 2017, the Company announced that its Board of Directors had initiated a process to explore and review a range of strategic alternatives. As a result of this process, and as described above and in Note 11 below, on August 8, 2017 we announced the Proposed Merger. In light of the strategic alternatives process, the Company limited expenditures for its operations through headcount reductions and a general deferral of programs and operational items except that we continued to support the NeuVax investigator-sponsored immunotherapy trials and we have continued to advance activities related to GALE-401 manufacturing in preparation for a possible initiation of Phase 3 development in the coming quarters. The Company intends to continue to operate at these reduced levels in order to preserve liquidity while completing the Proposed Merger.

Additional funding sources that in certain circumstances may be available to the Company, include 1) approximately $13.2 million of restricted cash associated with the outstanding principal balances as of June 30, 2017 of a debenture with original principal amount of $25.5 million that we sold in May 2016 to the extent we repay the debenture through issuance of common stock in accordance with the terms of the debenture, as detailed further in Note 4; 2) a Purchase Agreement with Lincoln Park Capital, LLC (LPC); 3) At The Market Issuance Sales Agreements (collectively, the ATM) with FBR & Co. (formerly MLV & Co. LLC) and Maxim Group LLC; and 4) amendments to the outstanding warrants; and 5) private or public offerings. See Note 6 below for current restriction on our ability to use the Purchase Agreement with LPC and the ATM with FBR & Co. (formerly MLV & Co. LLC) and Maxim Group LLC. In addition, there are certain restrictions on our ability to amend the outstanding warrants and engage in a private or public offering in the Merger Agreement.

The Company cannot provide assurances that its plans for sources and uses of cash will not change or that changed circumstances will not result in the depletion of its capital resources more rapidly than it currently anticipates. Until we complete the Proposed Merger, we may need to raise additional capital to fund our operations, whether through a sale of equity or debt securities, a strategic business transaction, the establishment of other funding facilities, licensing arrangements, asset sales or other means, in order to continue the development of the Company’s product candidates and to support its other ongoing activities. However, the Company cannot be certain that it will be able to raise additional capital on favorable terms, or at all, which raises substantial doubt about the Company’s ability to continue as a going concern. The Company is currently evaluating its capital requirements in light of both pursuing the Proposed Merger and funding the development of its clinical programs. In addition, the Company is working with SELLAS to develop a comprehensive capital program to fund all product development programs currently prioritized by SELLAS and the Company subsequent to the Proposed Merger. For example, the Merger Agreement states that subsequent to the Merger the Company will use commercially reasonable best efforts to fund the NeuVax ongoing programs in the amount of $3 million through the 2019 budget.

The current unrestricted cash and cash equivalents as of the date of this filing will fund the Company’s operations for at least eight months from the date that the unaudited condensed consolidated financial statements as of June 30, 2017 were issued. This projection is based on our current limited operations and estimates of resolution and legal expenses associated with the ongoing government investigation and legal matters pending against the Company, and is subject to changes in our operating plans, legal matters, uncertainties inherent in our business, transaction costs incurred at closing of the Proposed Merger, that could individually or in the aggregate cause us to need to seek to replenish our existing cash and cash equivalents sooner than we project and in greater amounts that we had projected. There is no guarantee that any debt, additional equity or other funding will be available to us on acceptable terms, or at all. If we fail to obtain additional funding when needed or the Proposed Merger is not completed, we would be forced to scale back, or terminate, our operations and may not be able to consummate the Proposed Merger. The Company prepared the consolidated financial statements as of and for the three and six months ended June 30, 2017 using the generally accepted accounting principles applicable to a going concern. These consolidate financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and liabilities amounts that may be necessary should the Company be unable to continue as going concern.

Reclassifications — The prior year amounts for outstanding common stock at par and related additional paid-in capital have been reclassified to correctly present those amounts. These reclassifications had no effect on total equity, or net loss per share.

Recently Issued Accounting Pronouncements

In November 2015, the FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes or ASU 2015-17. ASU 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent on the balance sheet. Previous guidance required deferred tax liabilities and assets to be separated into current and noncurrent amounts on the balance sheet. The guidance will become effective for us beginning in the first quarter of 2017 and may be applied either prospectively or retrospectively. Early adoption is permitted. At the time of adoption, we will reclassify current deferred tax amounts on our Consolidated Balance Sheets as noncurrent. The Company adopted this ASU on January 1, 2017. There was no impact to the Company’s consolidated financial statements upon adoption.

In March 2016, the FASB issued Accounting Standards Update No. 2016-09, Compensation-Stock Compensation or ASU-2016-09. ASU 2016-09 includes several areas of simplification to stock compensation including simplifications to the accounting for income taxes, classification of excess tax benefits on the Statement of Cash Flows and forfeitures. ASU 2016-09 is effective for annual reporting periods beginning after December 15, 2016. An entity that elects early adoption must adopt all of the amendments in the same period. The Company adopted this ASU on January 1, 2017. There was no impact to the Company’s consolidated financial statements upon adoption.

In January 2017, the FASB issued Accounting Standards Update No. 2017-01, Business Combinations or ASU 2017-01. ASU 2017-01 provides guidance for evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The guidance provides a screen to determine when an integrated set of assets and activities (a “set”) does not qualify to be a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in an identifiable asset or a group of similar identifiable assets, the set is not a business. If the screen is not met, the guidance requires a set to be considered a business to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs and removes the evaluation as to whether a market participant could replace the missing elements. The new standard will be effective for us on January 1, 2018 and will be adopted on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of our pending adoption of the new standard on the consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04, Simplifying the Test for Goodwill Impairment. ASU 2017-04 simplifies the goodwill impairment test. Under the new guidance, goodwill impairment will be measured by the amount by which the carrying value of a reporting unit exceeds its fair value, without exceeding the carrying amount of goodwill allocated to that reporting unit. This guidance will be effective for us beginning in the first quarter of 2020 and is required to be adopted on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of our pending adoption of the new standard on the consolidated financial statements.

In May 2017, the FASB issued Accounting Standard Update No. 2017-09, Compensation — Stock Compensation (Topic 718): Scope of Modification Accounting. ASU 2017-09 provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The new standard will be effective for us on January 1, 2018; however, early adoption is permitted. The Company is currently evaluating the impact of our pending adoption of the new standard on the consolidated financial statements.

1. Business and Basis of Presentation

Overview

Galena Biopharma, Inc. (“we,” “us,” “our,” “Galena” or the “Company”) is a biopharmaceutical company developing hematology and oncology therapeutics that address unmet medical needs. The Company’s pipeline consists of multiple mid- to late-stage clinical assets, including our hematology asset, GALE-401, and our novel cancer immunotherapy programs including NeuVax™ (nelipepimut-S), GALE-301 and GALE-302. GALE-401 is a controlled release version of the approved drug anagrelide for the treatment of elevated platelets in patients with myeloproliferative neoplasms. GALE- 401 has completed a Phase 2 clinical trial and the asset is ready to advance into a pivotal trial in patients with essential thrombocythemia (ET). NeuVax is currently in multiple investigator-sponsored Phase 2 clinical trials in breast cancer. GALE-301 and GALE-302 have completed early stage trials in ovarian, endometrial and breast cancers.

Basis of Presentation and Significant Accounting Policies

The accompanying consolidated financial statements included herein have been prepared by Galena pursuant to the generally accepted accounting principles (GAAP). Unless the context otherwise indicates, references in these notes to the “Company,” “we,” “us” or “our” refer (i) to Galena, our wholly owned subsidiary, Apthera, Inc., or “Apthera,” and our wholly owned subsidiary, Mills Pharmaceuticals, Inc. or “Mills.”

Management’s Plans — We had cash and cash equivalents of approximately $18.1 million as of December 31, 2016, compared with $29.7 million as of December 31, 2015. We expect to continue to incur operating losses as we continue to advance our product candidates through the drug development and the regulatory process. In the absence of revenue, our potential sources of operational funding are proceeds from the sale of equity, funded research and development payments, debt financing arrangements, and payments received under partnership and collaborative agreements.

On February 13, 2017, the Company closed an underwritten public offering of 17,000,000 units at a price to the public of $1.00 per unit for gross proceeds of $17.0 million (“February 2017 Offering”). Each unit consists of one share of common stock, and a warrant to purchase one share of common stock at an exercise price of $1.10 per share. The net proceeds of the February 2017 Offering were $15.5 million, after deducting underwriting discounts and commissions and offering expenses paid by the Company.

In addition to the proceeds from the February 2017 Offering, in January and February 2017 the holder of the Debenture redeemed $3.95 million of outstanding principal that was satisfied by the Company with 3,518,663 shares of our common stock. As a result of the redemptions, the Company was able to transfer $3.95 million out of restricted cash and cash equivalents and into unrestricted cash and cash equivalents to be used to fund the Company’s ongoing operations. The outstanding principal balance on the Debenture as of March 15, 2017 is $13,617,702 and is maintained by the Company as restricted cash.

In addition to the funds raised through underwritten public offerings and the debenture, we maintain a purchase agreement with Lincoln Park Capital LLC (LPC) and At Market Issuance Sales Agreements (ATM) with future availability of $2.0 million and $19.1 million, respectively subject to certain terms and conditions. We may also continue to use the ATM, or other instruments, in order to fund our operations going forward.

On January 31, 2017, the Company announced that it is in the process of evaluating strategic alternatives focused on maximizing stockholder value. Potential strategic alternatives that may be explored or evaluated as part of this review include continuing to advance the clinical programs as a stand-alone entity, a sale of the company, a business combination, merger or reverse merger, and a license or other disposition of corporate assets of the company. There is no set timetable for this process and there can be no assurance that this process will result in a transaction. While the Company evaluates its strategic alternatives, Galena’s investigator-sponsored immunotherapy trials will remain ongoing. With the confirmation from the FDA that the GALE-401 development program is appropriate for a New Drug Application (NDA) filing using the 505(b)(2) regulatory pathway in patients with ET who are intolerant or resistant to hydroxyurea, we have developed a clear path forward for GALE-401 in the treatment of ET. Subject to completing the manufacturing of the new formulation and the internal work to prepare the Phase 3 trial for initiation, the Company is evaluating the appropriate time to commence enrollment of the GALE-401 trial and anticipates making a definitive determination in the second half of 2017. The Company has focused on reducing expenditures in order to preserve liquidity while pursuing a strategic alternative.

We believe that our existing cash and cash equivalents, funding available under an amended LPC purchase agreement, ATM and other instruments, should be sufficient to fund our operations for at least one year from the date of issuance of the Company’s consolidated financial statements. This projection is based on our current limited operations and estimates of legal expenses associated with the ongoing government investigation and legal matters pending against the company, and is subject to changes in our operating plans, resolutions of such government investigation and legal matters, uncertainties inherent in our business, strategic alternatives outcomes, and the need to seek to replenish our existing cash and cash equivalents sooner than we project and in greater amounts that we had projected. There is no guarantee that any debt, additional equity or other funding will be available to us on acceptable terms, or at all. If we fail to obtain additional funding when needed, we would be forced to scale back, or terminate, our operations or to seek to merge with or to be acquired by another company.

Reverse Stock-Split — On November 11, 2016 the Company effected a 1:20 reverse stock split of the Company’s outstanding shares of common stock, outstanding stock options to purchase shares of our common stock and warrants to purchase shares of common stock. In addition, the number of shares of common stock and number of shares of common stock subject to stock options or similar rights authorized under the Company’s equity incentive plan and employee stock purchase plan were proportionately adjusted for the reverse stock-split. Further, the per share exercise price under such plans were proportionately adjusted for the reverse stock-split. These consolidated financial statements give retroactive effect to such reverse stock-split and all share and per share amounts have been adjusted accordingly.

Discontinued Operations — As described in Note 15, during the quarter ended September 30, 2015 the Company met the relevant criteria for reporting the commercial operations as held for sale and in discontinued operations, pursuant to FASB Topic 205-20, Presentation of Financial Statements—Discontinued Operations, and FASB Topic 360, Property, Plant, and Equipment. The Company generally considers assets to be held for sale when (i) the transaction has been approved by the board of directors or management vested with authority to approve the transaction, (ii) the assets are available for immediate sale in their present condition, (iii) the company has initiated an active program to locate a buyer and other actions required to complete the plan to sell the assets, (iv) consummation of the transaction is probable, (v) the assets are being actively marketed for sale at a price that is reasonable in relation to the current fair value, and (vi) the transaction is expected to qualify for recognition as a completed sale, within one year. Following the classification of property and equipment for sale, the Company discontinues depreciating the asset and writes down the asset to the lower of the carrying value or fair market value, if needed. During the quarter ended December 31, 2015, the Company completed the sale of the commercial products and the related assets.

Uses of Estimates in Preparation of Financial Statements — The preparation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities anddisclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from those estimates.

Principles of Consolidation — The consolidated financial statements include the accounts of Galena and its wholly owned subsidiaries. All material intercompany accounts have been eliminated in consolidation.

Reclassifications — Certain prior year amounts have been reclassified to conform to current year presentation. These reclassifications had no effect on net loss per share.

Cash and Cash Equivalents — The Company considers all highly liquid debt instruments with an original maturity of 90 days or less to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts and demand deposits.

Restricted Cash — Restricted cash consists of the minimum cash covenant as required by the debenture certificates of deposit on hand with the Company’s financial institutions as collateral for its corporate credit cards.

Fair Value of Financial Instruments — The carrying amounts reported in the balance sheet for cash equivalents, marketable securities, accounts receivable, accounts payable, and capital leases approximate their fair values due to their short-term nature and market rates of interest.

Equipment and Furnishings — Equipment and furnishings are stated at cost and depreciated using the straight-line method based on the estimated useful lives (generally three to five years for equipment and furniture) of the related assets.

Goodwill and Intangible Assets — Goodwill and indefinite-lived intangible assets are not amortized but are tested annually for impairment at the reporting unit level, or more frequently if events and circumstances indicate impairment may have occurred. Factors the company considers important that could trigger an interim review for impairment include, but are not limited to, the following:

•	Significant changes in the manner of its use of acquired assets or the strategy for its overall business;

•	Significant negative industry or economic trends;

•	Significant decline in stock price for a sustained period; and

•	Significant decline in market capitalization relative to net book value.

Goodwill and other intangible assets with indefinite lives are evaluated for impairment first by a qualitative assessment to determine the likelihood of impairment. If it is determined that impairment is more likely than not, the Company will then proceed to the two step impairment test. The first step is to compare the fair value of the reporting unit to the carrying amount of the reporting unit (the “First Step”). If the carrying amount exceeds the fair value, a second step must be followed to calculate impairment (the “Second Step”). Otherwise, if the fair value of the reporting unit exceeds the carrying amount, the goodwill is not considered to be impaired as of the measurement date. In its review of the carrying value of the goodwill for its single reporting unit and its indefinite-lived intangible assets, the Company determines fair values of its goodwill using the market approach, and its indefinite-lived intangible assets using the income approach.

Intangible assets not considered indefinite-lived are reviewed for impairment when facts or circumstances suggest that the carrying value of these assets may not be recoverable. The Company’s policy is to identify and record impairment losses, if necessary, on intangible product rights when events and circumstances indicate that the assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of those assets.

The company performed its review for impairment using the qualitative assessment for both goodwill and indefinite-lived intangible assets, and has determined that there has been no impairment to these assets as of December 31, 2016.

Contingent Purchase Price Consideration — Contingent consideration is recorded at the estimated fair value as of the acquisition date. The fair value of the contingent consideration is remeasured at each reporting period with any adjustments in fair value included in our consolidated statement of comprehensive loss.

Acquisitions and In-Licensing — For all in-licensed products and technologies, we perform an analysis to determine whether we hold a variable interest or a controlling financial interest in a variable interest entity. On the basis of our interpretations and conclusions, we determine whether the acquisition falls under the purview of variable interest entity accounting and if so, consider the necessity to consolidate the acquisition. As of December 31, 2016, we determined there were no variable interest entities required to be consolidated.

We also perform an analysis to determine if the assets and liabilities acquired in an acquisition qualify as a “business.” The excess of the purchase price over the fair value of the net assets acquired can only be recognized as goodwill in a business combination.

Patents and Patent Application Costs — Although the Company believes that its patents and underlying technology have continuing value, the amount of future benefits to be derived from the patents is uncertain. Patent costs are, therefore, expensed as incurred.

Legal Fees and Insurance Recoveries — There can be a significant time lag between the time that legal fees are incurred and the insurance reimbursement available to offset the related costs. The legal costs are recorded in the period they are incurred, and the insurance recoveries for those costs are recorded in the period when the insurance reimbursement is deemed probable.

Share-based Compensation — The Company follows the provisions of the FASB ASC Topic 718, “Compensation — Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees, non-employee directors, and consultants, including stock options and warrants. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options and warrants granted as consideration for services rendered by non-employees, the Company recognizes compensation expense in accordance with the requirements of FASB ASC Topic 505-50 (“ASC 505-50”), “Equity Based Payments to Non- Employees.” Non-employee option and warrant grants that do not vest immediately upon grant are recorded as an expense over the vesting period. At the end of each financial reporting period prior to vesting, the value of these options and warrants, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of the company’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options and warrants granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

Research and Development Expenses — Research and development costs are expensed as incurred. Included in research and development costs are wages, benefits and other operating costs, facilities, supplies, external services and overhead related to our research and development departments, and clinical trial expenses.

Clinical trial expenses include direct costs associated with contract research organizations (“CROs”), as well as patient-related costs at sites at which our trials are being conducted.

Direct costs associated with our CROs are generally payable on a time and materials basis, or when certain enrollment and monitoring milestones are achieved. Expense related to a milestone is recognized in the period in which the milestone is achieved or in which we determine that it is more likely than not that it will be achieved.

The invoicing from clinical trial sites can lag several months. We accrue these site costs based on our estimate of upfront set-up costs upon the screening of the first patient at each site, and the patient related costs based on our knowledge of patient enrollment status at each site.

Income Taxes — The Company recognizes liabilities or assets for the deferred tax consequences of temporary differences between the tax basis of assets or liabilities and their reported amounts in the financial statements in accordance with FASB ASC 740-10, “Accounting for Income Taxes” (“ASC 740-10”). These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. ASC 740-10 requires that a valuation allowance be established when management determines that it is more likely than not that all or a portion of a deferred asset will not be realized. The Company evaluates the realizability of its net deferred income tax assets and valuation allowances as necessary, at least on an annual basis. During this evaluation, the company reviews its forecasts of income in conjunction with other positive and negative evidence surrounding the realizability of its deferred income tax assets to determine if a valuation allowance is required. Adjustments to the valuation allowance will increase or decrease the company’s income tax provision or benefit. The recognition and measurement of benefits related to the company’s tax positions requires significant judgment, as uncertainties often exist with respect to new laws, new interpretations of existing laws, and rulings by taxing authorities. Differences between actual results and the company’s assumptions or changes in the company’s assumptions in future periods are recorded in the period they become known.

For the years ended December 31, 2016 and 2015, we recognized income tax of $243,000 and $365,000, respectively. There was no income tax expense or benefit for the year ended December 31, 2014. We continue to maintain a full valuation allowance against our net deferred tax assets.

Concentrations of Credit Risk — Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents. The Company maintains cash balances in several accounts with two banks, which at times are in excess of federally insured limits. As of December 31, 2016, the company’s cash equivalents were invested in money market mutual funds. The Company’s investment policy does not allow investment in any debt securities rated less than “investment grade” by national ratings services. The Company has not experienced any losses on its deposits of cash and cash equivalents. As of December 31, 2016, we had approximately $17,583,000 in interest-bearing accounts above federally insured limits.